Related-Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party in Interest Transactions
4.	Related-Party and Party in Interest Transactions
Certain of the Plan’s investments are managed by the affiliates of Principal Trust Company, the Plan’s trustee, and therefore, these transactions qualify as party in interest transactions. Fees incurred by the Plan for the investment manager services are included in net (depreciation) appreciation in the fair value of the investment, as they are paid through revenue sharing, rather than a direct payment. Additionally, the Plan issues loans to participants, which are secured by the participant’s account balances. These transactions qualify as party in interest transactions.
Common stock of SR Bancorp, Inc.
As of December 31, 2025, participants in the Plan held 98,647 shares of SR Bancorp, Inc Common Stock valued at $1,552,713.
As of December 31, 2024, participants in the Plan held 93,969 shares of SR Bancorp, Inc. Common Stock valued at $1,119,175.